Document and Entity Information	Mar. 30, 2021
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 30, 2021
Entity Registrant Name	Watford Holdings Ltd.
Entity Incorporation, State or Country Code	D0
Entity File Number	001-38788
Entity Tax Identification Number	98-1155442
Entity Address, Address Line One	Waterloo House, 1st Floor
Entity Address, Address Line Two	100 Pitts Bay Road
Entity Address, City or Town	Pembroke
Entity Address, Country	BM
Entity Address, Postal Zip Code	HM 08
City Area Code	441
Local Phone Number	278-4124
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0001601669
Common Shares [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Shares
Trading Symbol	WTRE
Security Exchange Name	NASDAQ
8 1/2% Cumulative Redeemable Preference Shares [Member]
Entity Listings [Line Items]
Title of 12(b) Security	8 1/2% Cumulative Redeemable Preference Shares
Trading Symbol	WTREP
Security Exchange Name	NASDAQ